Property and Equipment	12 Months Ended
Mar. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property and Equipment
5.	PROPERTY AND EQUIPMENT

As at	March 31, 2019				March 31, 2018
	Furniture, fixtures & equipment	Computer equipment	Leasehold impro- vements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold impro- vements	Total
	$	$	$	$	$	$		$
Cost	1,234	2,062	1,262	4,558	1,000	1,707	952	3,659
Additions	196	227	584	1,007	68	316	79	463
Acquisitions	16	494	-	510	184	138	236	558
Disposals / retirements	(10)	(13)	-	(23)	(27)	(99)	(6)	(132)
Foreign currency translation adjustment	(1)	30	(2)	27	9	-	1	10
Subtotal	1,435	2,800	1,844	6,079	1,234	2,062	1,262	4,558
Accumulated depreciation	690	1,435	612	2,737	482	1,153	297	1,932
Depreciation expense	179	409	392	980	201	360	309	870
Disposals / retirements	(5)	2	-	(3)	(6)	(93)	-	(99)
Foreign currency translation adjustment	2	28	(4)	26	13	15	6	34
Subtotal	866	1,874	1,000	3,740	690	1,435	612	2,737
Net carrying amount	569	926	844	2,339	544	627	650	1,821